UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 028-06636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  11/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:  $    1,877,733
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------- ------
Aeropostale Inc.               COM            007865108    11543   496480 SH       DEFINED              33500  388680  74300
Alpha Natural Resources Inc.   COM            02076X102    55998  1360825 SH       DEFINED              24400 1125825 210600
American Reprographics Co.     COM            029263100    18031  2296896 SH       DEFINED               7000 1929696 360200
Ametek Inc.                    COM            031100100     8732   182785 SH       DEFINED              16800  165985      0
Amphenol Corp. Cl A            COM            032095101    13774   281220 SH       DEFINED              16100  218520  46600
AnnTaylor Stores Corp.         COM            036115103    35603  1759050 SH       DEFINED              28300 1492550 238200
Arch Chemical Inc.             COM            03937R102    44332  1263385 SH       DEFINED               3800 1066585 193000
Brookfield Asset Management -  COM            112585104    15505   546520 SH       DEFINED              28225  442895  75400
CEC Entertainment, Inc.        COM            125137109    20689   602637 SH       DEFINED               1900  504987  95750
CR Bard Inc.                   COM            067383109     4724    58015 SH       DEFINED               5300   52715      0
Cabot Corp.                    COM            127055101    55372  1700081 SH       DEFINED              29550 1416581 253950
Cabot Microelectronics         COM            12709P103    46853  1455976 SH       DEFINED              23000 1218654 214322
Cambrex Corp.                  COM            132011107     8547  2011133 SH       DEFINED               5100 1707033 299000
CapLease, Inc.                 COM            140288101    16590  2967775 SH       DEFINED               9500 2465675 492600
Carter's Inc.                  COM            146229109    31338  1190186 SH       DEFINED               3525 1005636 181025
Cedar Shopping Centers Inc.    COM            150602209    10349  1702056 SH       DEFINED               3100 1435306 263650
Children's Place               COM            168905107    22997   471535 SH       DEFINED               1450  395960  74125
Clean Harbors Inc.             COM            184496107    79798  1177825 SH       DEFINED              21115  988505 168205
Cognex Corp                    COM            192422103    18007   671389 SH       DEFINED               2075  562864 106450
Comstock Resources Inc.        COM            205768203    20958   931875 SH       DEFINED               2700  791050 138125
Copart Inc.                    COM            217204106    50392  1528412 SH       DEFINED              22850 1271607 233955
Corn Products Intl Inc         COM            219023108    29812   794999 SH       DEFINED               2500  666899 125600
Curtiss-Wright Corp            COM            231561101    46133  1522530 SH       DEFINED              28500 1274830 219200
Cytec Industries, Inc.         COM            232820100     8609   152703 SH       DEFINED               3240  129708  19755
Darden Restaurants Inc.        COM            237194105     3070    71770 SH       DEFINED               6600   65170      0
Devon Energy Corp.             COM            25179M103     1858    28700 SH       DEFINED                  0   28700      0
Dress Barn Inc.                COM            261570105    40731  1714976 SH       DEFINED               5100 1449651 260225
Drew Industries                COM            26168L205     7424   355902 SH       DEFINED               1100  298381  56421
Dun & Bradstreet               COM            26483E100    11726   158162 SH       DEFINED               8200  130962  19000
Esterline Technologies Corp    COM            297425100    29810   520882 SH       DEFINED               1530  440752  78600
FTI Consulting                 COM            302941109    61325  1767792 SH       DEFINED              29000 1481317 257475
Franklin Electric Co Inc       COM            353514102    18045   544180 SH       DEFINED               1800  455180  87200
Graco Inc.                     COM            384109104    27381   862943 SH       DEFINED              18111  736326 108506
Haemonetics Corp.              COM            405024100    44212   755377 SH       DEFINED              13450  651942  89985
Heico Corp - Class A           COM            422806208    33396   980209 SH       DEFINED               3000  822960 154249
Henry Schein, Inc.             COM            806407102     8373   142940 SH       DEFINED              13100  129840      0
IDEX Corp.                     COM            45167R104    30471   858089 SH       DEFINED              22725  739854  95510
ITT Educational Services Inc   COM            45068B109     9312   132515 SH       DEFINED               7300  108315  16900
Intrepid Potash Inc.           COM            46121Y102    40309  1546202 SH       DEFINED              28500 1317077 200625
Kaman Corp                     COM            483548103    22077   842305 SH       DEFINED               2900  791805  47600
Kar Auction Services Inc.      COM            48238T109    22944  1819492 SH       DEFINED               4625 1540317 274550
Kennametal Inc.                COM            489170100    22708   734158 SH       DEFINED              14300  624135  95723
Ladish Co Inc.                 COM            505754200    34596  1111347 SH       DEFINED               3400  928097 179850
Linear Technology Corp.        COM            535678106     3117   101420 SH       DEFINED              10300   91120      0
Lowe's Cos Inc.                COM            548661107     1950    87500 SH       DEFINED                  0   87500      0
MDC Holding Inc.               COM            552676108     7318   252080 SH       DEFINED                800  210780  40500
Markel Corp.                   COM            570535104     9582    27808 SH       DEFINED               2080   25728      0
MasterCard, Inc. CL-A          COM            57636Q104     1434     6400 SH       DEFINED                  0    6400      0
Mattel, Inc.                   COM            577081102     4850   206735 SH       DEFINED              19000  187735      0
Mid-America Apartment Communit COM            59522J103    22669   388975 SH       DEFINED               4975  329400  54600
Millicom Intl Cellular S.A.    COM            L6388F110     3597    37490 SH       DEFINED               3400   34090      0
Molex Inc. - Cl A              COM            608554200     8844   505945 SH       DEFINED              29000  393145  83800
Nabors Industries Ltd          COM            G6359F103     7348   406880 SH       DEFINED              29200  377680      0
Orthofix International NV      COM            N6748L102    33701  1072590 SH       DEFINED               2800  906890 162900
PAREXEL Intl Corp              COM            699462107    10396   449472 SH       DEFINED               1400  376835  71237
Pall Corporation               COM            696429307     8492   203940 SH       DEFINED              18700  185240      0
Patterson-UTI Energy Inc.      COM            703481101    43604  2552899 SH       DEFINED              38900 2100944 413055
PepsiCo Inc.                   COM            713448108     1614    24300 SH       DEFINED                  0   24300      0
Precision Castparts Corp       COM            740189105    19261   151245 SH       DEFINED               7600  123295  20350
RBC Bearings Inc.              COM            75524B104    38471  1132164 SH       DEFINED               3200  960444 168520


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------- ------
Ritchie Brothers Auctioneers   COM            767744105    10019   482360 SH       DEFINED               1200  398560  82600
Rockwell Collins Inc.          COM            774341101     6937   119085 SH       DEFINED              11000  108085      0
Sandridge Energy Inc.          COM            80007P307    26296  4629529 SH       DEFINED             112152 3795358 722019
Semtech Corp.                  COM            816850101    35640  1765246 SH       DEFINED               5125 1483821 276300
Shaw Group Inc.                COM            820280105    44619  1329523 SH       DEFINED              22675 1140148 166700
Simpson Manufacturing          COM            829073105    61473  2384528 SH       DEFINED              40425 1984603 359500
TD Ameritrade Holding Corp.    COM            87236Y108     9573   592750 SH       DEFINED              30400  475550  86800
TJX Companies                  COM            872540109     1486    33300 SH       DEFINED                  0   33300      0
Techne Corp                    COM            878377100    13251   214660 SH       DEFINED              13500  171260  29900
Teledyne Inc.                  COM            879360105    21829   548185 SH       DEFINED               1900  515460  30825
Teva Pharmaceutical Industries COM            881624209     2205    41800 SH       DEFINED                  0   41800      0
Thor Industries, Inc.          COM            885160101    34547  1034330 SH       DEFINED               3150  871680 159500
UGI Corp.                      COM            902681105    58795  2055053 SH       DEFINED              32600 1711453 311000
United Stationers Inc          COM            913004107    28514   532867 SH       DEFINED              10800  458196  63871
Universal Health Services - B  COM            913903100    17815   458440 SH       DEFINED              24600  371740  62100
Warnaco Group                  COM            934390402    29660   580095 SH       DEFINED               1825  483386  94884
Waste Connections Inc.         COM            941053100    56048  1413215 SH       DEFINED              29200 1204315 179700
West Pharmaceutical Services I COM            955306105    28031   816987 SH       DEFINED              12249  692538 112200
Woodward Governor Co           COM            980745103    20293   625950 SH       DEFINED              12300  531855  81795


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